NON-CONTROLLING INTEREST - Disclosure of detailed information about non-controlling interests (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 21, 2017	Aug. 31, 2025	Aug. 31, 2024
Disclosure of disclosure of non controlling interests [Line Items]
Accumulated non-controlling interests		$ 23,866	$ 23,004
Mnombo Wethu Consultants (Pty) Limited [Member]
Disclosure of disclosure of non controlling interests [Line Items]
Legal ownership held by non-controlling interests	26.00%	50.10%	50.10%
Loss allocated to non-controlling interests		$ 0	$ 0
Accumulated non-controlling interests		$ 9,116	$ 8,874
Mnombo Wethu Consultants (Pty) Limited [Member] | Waterberg Project [Member]
Disclosure of disclosure of non controlling interests [Line Items]
Legal ownership held by non-controlling interests		26.00%
Waterberg JV Co. [Member]
Disclosure of disclosure of non controlling interests [Line Items]
Legal ownership held by non-controlling interests	45.65%	63.32%	63.19%
Loss allocated to non-controlling interests		$ 0	$ 0
Accumulated non-controlling interests		$ 14,750	$ 14,130